Share based compensation (Details 6) - Common Shares - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Issuance For Employee Stock Purchase Plan, Shares	469,947	309,509	188,633
Issuance For Employee Stock Purchase Plan	$ 83,239	$ 66,755	$ 89,127
Purchased by Employees
Issuance For Employee Stock Purchase Plan, Shares	234,974	168,515	105,221
Issuance For Employee Stock Purchase Plan	$ 41,620	$ 36,246	$ 49,738
Matched by the Company
Issuance For Employee Stock Purchase Plan, Shares	234,973	140,994	83,412
Issuance For Employee Stock Purchase Plan	$ 41,619	$ 30,509	$ 39,389